CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenues	$ 858,427	$ 830,714	$ 3,912,060	$ 3,651,181
Cost of goods sold	726,089	718,576	3,113,789	2,850,386
Gross profit	132,338	112,138	798,271	800,795
Research and development expenses, net	150,768	76,712	492,937	471,106
Selling, general and administrative expenses	365,026	347,147	1,545,462	1,503,443
Gain on sale of assets	(1,566)	(15,282)	(27,075)	(14,028)
Total operating expenses	514,228	408,577	2,011,324	1,960,521
Operating loss			(1,213,053)	(1,159,726)
Other income			35,172	0
Loss before provision for income taxes			(1,177,881)	(1,159,726)
Provision for income taxes			912	912
Net loss	$ (381,890)	$ (296,439)	$ (1,178,793)	$ (1,160,638)
Loss Per Share:
Basic	$ (.06)	$ (.05)	$ (0.19)	$ (0.26)
Diluted	$ (.06)	$ (.05)	$ (0.19)	$ (0.26)
Weighted Average Common Shares Outstanding:
Basic	6,389,806	6,069,131	6,272,264	4,455,134
Diluted	6,389,806	6,069,131	6,272,264	4,455,134